                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC IMAGE]

[GRAPHIC IMAGE]

EATON VANCE
LOW
DURATION
FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
        1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

THOMAS E. FAUST JR.
PRESIDENT

Eaton Vance Low Duration Fund Class A shares had a total return of -0.23% for the year ended December 31, 2003.(1) That return was the result of a decrease in net asset value per share (NAV) from $9.99 on December 31, 2002 to $9.59 on December 31, 2003, and the reinvestment of $0.378 in dividends.

Class B shares had a total return of -0.98% for the same period, the result of a decrease in NAV from $9.99 to $9.59, and the reinvestment of $0.303 in dividends.(1)

Class C shares had a total return of -0.74% for the same period, the result of a decrease in NAV from $9.98 to $9.59, and the reinvestment of $0.318 in dividends.(1)

THE U.S. ECONOMY SHOWED RENEWED LIFE IN 2003...

After a prolonged slowdown, the U.S. economy marched toward recovery in 2003, as Gross Domestic Product grew a 8.2% in the third quarter of 2003, followed by a 4.0% rise in the fourth quarter. The data suggested that an economy plagued by numerous false starts in the past year had finally gained some traction, as consumer spending picked up, with tax cuts adding to discretionary incomes. Capital spending - which had been very slow to recover - also rebounded somewhat, as companies increased their investment in new technology and machinery. Inflation, meanwhile, has been restrained. Prices for finished goods remained fairly stable, although health care costs continued to rise and prices for manufacturing materials and commodities such as oil and natural gas remained high. With inflation generally under control, the Federal Reserve has maintained an accommodative monetary policy, holding its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June.

REFINANCINGS CREATED A DIFFICULT MORTGAGE-BACKED SECURITIES MARKET...

A record number of refinancings created a difficult climate for investors with an exposure to the mortgage-backed securities (MBS) market. However, we believe it's important for investors to remember the tendencies of markets to fluctuate and to revert to historical norms. With increasing signs of a stronger economy and a likelihood of higher interest rates and lower prepayment rates, the severe investor reaction of 2003 may have created value in the MBS market. While management monitors the MBS market for signs of a recovery from its recent correction, the Fund will continue its focus on this high-quality segment of the fixed-income market as well as the flexibility of a low duration. In the following pages, co-portfolio managers Susan Schiff and Christine Johnston discuss the Fund's first full year of operation.

                                          Sincerely,


                                          /s/ Thomas E. Faust Jr.
                                          Thomas E. Faust Jr.
                                          President
                                          February 11, 2004

FUND INFORMATION
AS OF DECEMBER 31, 2003

PERFORMANCE(2)                                          CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One year                                                  -0.23%    -0.98%    -0.74%
Life of Fund+                                              0.54     -0.22     -0.06

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One year                                                  -2.47%    -3.86%    -1.70%
Life of Fund+                                             -1.27     -2.14     -0.06

+   Inception Dates - Class A: 9/30/02; Class B: 9/30/02; Class C: 9/30/02

(1) These returns do not include the 2.25% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5%
    - 2nd year; 2.0% -3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects a 1% CDSC.

    Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2003
MANAGEMENT DISCUSSION

[PHOTO OF SUSAN SCHIFF]

SUSAN SCHIFF
CO-PORTFOLIO MANAGER

[PHOTO OF CHRISTINE JOHNSTON]

CHRISTINE JOHNSTON
CO-PORTFOLIO MANAGER

AN INTERVIEW WITH SUSAN SCHIFF AND CHRISTINE JOHNSTON, CO-PORTFOLIO MANAGERS OF EATON VANCE LOW DURATION FUND.

Q: SUSAN, DURING A MOST EVENTFUL 12 MONTHS, 2003 PROVED TO BE A TRANSITION YEAR FOR THE ECONOMY AND FOR MANY OF THE FINANCIAL MARKETS. WHAT FACTORS IMPACTED THE MORTGAGE-BACKED SECURITIES MARKET DURING THE YEAR?

A: MS. SCHIFF: 2003 was one of the worst-performing years on record for the mortgage-backed securities (MBS) market. The key to the sector's poor performance was the massive scale of re-financings on the part of homeowners. With mortgage rates at 40-year lows, we saw a tidal wave of refundings, as homeowners sought to lock in low interest rates. As a result, prepayment rates for mortgages rose to record levels. Prepayment rates for some generic MBS reached an annualized rate of 85% - well above past cycle peaks. Even rates for SEASONED MBS - the Fund's primary investment universe and historically a segment of the market characterized by relatively stable prepayment rates - rose to record levels, reaching 55% at their peak. The result was significant prepayment-related losses for MBS, which accounted for the sector's poor performance in 2003.

Q: INTEREST RATES HAVE BEEN LOW FOR THE PAST TWO YEARS. WHAT MADE THE RE-FINANCING BOOM SO STRONG IN 2003?

A: MS.SCHIFF: Obviously, a record-low interest rate environment was the most compelling reason. The Federal Reserve, which had made 11 separate rate cuts in 2002, again lowered its benchmark Federal Funds rate in June 2003 by 25 basis points (0.25%), to 1.00%, its lowest level in 45 years. But a number of other trends contributed further to the surge in refinancings. The rise in real estate prices in recent years was a key factor. Homeowners found that the value of their home equity had risen significantly and represented an easily tapped source of funds.

    Another contributing factor was the three-year stock market decline from 2000-2002. Despite a partial recovery in 2003, many investors still had severe losses, which made their home equity stand out even more. Finally, technology has had an impact on the pace of refundings. The increased flow of information about mortgage refinancings and the relative ease of the process has made people less reticent about refinancing than they were a decade ago.

Q:  CHRISTINE, HOW WOULD YOU EVALUATE THE FUND'S PERFORMANCE DURING THE YEAR?

A: MS. JOHNSTON: The Fund's performance in 2003 was somewhat disappointing. This was clearly a challenging year for the MBS market, and that was reflected in the Fund's investment in Government Obligations Portfolio, which

[CHART]

DIVERSIFICATION BY PORTFOLIO(1)

Investment Portfolio               52.5%
Government Obligations Portfolio   47.5%

(1) Because the Fund is actively managed, Portfolio Diversification is subject to change.

    represented 47.5% of the Fund's assets at December 31. The performance of the entire MBS sector was hurt by higher prepayment rates. However, in a move that went counter to historical trends, the seasoned segment of the MBS market underperformed its generic counterpart, as investors were concerned about unusually high prepayment rates for seasoned MBS. The underperformance was especially noteworthy among premium MBS. Because these securities trade above par, the surge in refinancings resulted in significant losses for investors.

    The Fund had the remaining 52.5% of its assets invested in Investment Portfolio at December 31. Investment Portfolio held short-term money market instruments and securities with maturities of a year or less - including commercial paper and U.S. Treasury obligations - as well as a smaller portion of mortgage-backed securities with maturities of more than one year. The investment in Investment Portfolio allowed the Fund to adjust duration - a measure of the Fund's sensitivity to interest rates changes - in these difficult market conditions. The Fund's duration was 1.29 years at December 31.

Q: WAS THE YEAR-END VALUATION OF SEASONED MBS OUT OF CHARACTER WITH HISTORICAL TRENDS?

A: MS.SCHIFF: Yes. In my view, the MBS market suffered through an unusually difficult period in 2003, with record-low interest rates and soaring prepayment rates. As a result, the seasoned segment of the market ended the year valued at levels well below its generic counterpart. Past trends would suggest that the market should revert to its historical norms. Not surprisingly, we have recently seen seasoned prepayment rates fall dramatically from their peaks. While, of course, there is no guarantee that past trends will repeat, if historical patterns hold true, it's likely that spreads for seasoned MBS will narrow over time. At a minimum, we believe that lower prepayment rates should support that part of the market.

Q: INVESTMENT PORTFOLIO HAS THE ABILITY TO INVEST IN A VARIETY OF FIXED-INCOME SECURITIES. COULD YOU EXPAND ON THAT A BIT?

A: MS.JOHNSTON: Yes. In addition to its MBS, money market instruments, short-term Treasury and commercial paper investments, the Portfolio has the ability to invest in other fixed-income areas, including corporate bonds, preferred stock, U.S. government obligations and asset-backed securities. We believe that will give us the ability to manage duration well, as well as adjust to changing market conditions. In the past year, we saw a dramatic narrowing of yield spreads in many of the aforementioned market areas - a trend that made them somewhat less compelling investments at this point in the cycle. But we believe the Fund should benefit over time from Investment Portfolio's flexibility to invest in these areas.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON
VANCE LOW DURATION FUND CLASS A VS. MERRILL LYNCH 1-3 YR.
TREASURY INDEX*
September 30, 2002 - December 31, 2003

                        EATON VANCE LOW DURATION FUND- A

                               Inception: 9/30/02

                      FUND                  FUND                ML 1-3 YEAR
                    VALUE AT             VALUE WITH            TREASURY BOND
   DATE               NAV               SALES CHARGE               INDEX
 9/30/2002            10,000                   9,775                  10,000
10/31/2002            10,044                   9,818                10022.74
11/30/2002            10,017                   9,792                 9992.72
12/31/2002            10,091                   9,864                10086.68
 1/31/2003            10,083                   9,857                10085.36
 2/28/2003            10,113                   9,885                10127.41
 3/31/2003            10,115                   9,887                10145.89
 4/30/2003            10,136                   9,908                10164.90
 5/31/2003            10,169                   9,940                10203.04
 6/30/2003            10,150                   9,921                10218.67
 7/31/2003            10,047                   9,821                10163.05
 8/31/2003            10,026                   9,801                10169.88
 9/30/2003            10,098                   9,871                10262.24
10/31/2003            10,036                   9,810                10224.12
11/30/2003            10,045                   9,819                10218.67
12/31/2003            10,066                   9,840                10277.97

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON
VANCE  LOW DURATION FUND CLASS B VS. MERRILL LYNCH 1-3 YR.
TREASURY INDEX*
September 30, 2002 - December 31, 2003

                        EATON VANCE LOW DURATION FUND- B

                               Inception: 9/30/02

                        FUND                FUND              ML 1-3 YEAR
                      VALUE AT           VALUE WITH          TREASURY BOND
   DATE                 NAV             SALES CHARGE             INDEX
 9/30/2002              10,000                10,000                10,000
10/31/2002              10,038                10,038              10022.74
11/30/2002              10,004                10,004               9992.72
12/31/2002              10,072                10,072              10086.68
 1/31/2003              10,058                10,058              10085.36
 2/28/2003              10,071                10,071              10127.41
 3/31/2003              10,067                10,067              10145.89
 4/30/2003              10,092                10,092              10164.90
 5/31/2003              10,108                10,108              10203.04
 6/30/2003              10,093                10,093              10218.67
 7/31/2003               9,984                 9,984              10163.05
 8/31/2003               9,957                 9,957              10169.88
 9/30/2003              10,022                10,022              10262.24
10/31/2003               9,954                 9,954              10224.12
11/30/2003               9,946                 9,946              10218.67
12/31/2003               9,971                 9,971              10277.97
                      Less 2.5%                  240
12/31/2003                                     9,731

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON
VANCE  LOW DURATION FUND CLASS C VS. MERRILL LYNCH 1-3 YR.
TREASURY INDEX*
September 30, 2002 - December 31, 2003

                        EATON VANCE LOW DURATION FUND- C

                               Inception: 9/30/02

                            FUND                FUND              ML 1-3 YEAR
                          VALUE AT           VALUE WITH          TREASURY BOND
   DATE                     NAV             SALES CHARGE             INDEX
 9/30/2002                  10,000                   N/A                10,000
10/31/2002                  10,039                                    10022.74
11/30/2002                   9,997                                     9992.72
12/31/2002                  10,066                                    10086.68
 1/31/2003                  10,063                                    10085.36
 2/28/2003                  10,077                                    10127.41
 3/31/2003                  10,074                                    10145.89
 4/30/2003                  10,101                                    10164.90
 5/31/2003                  10,118                                    10203.04
 6/30/2003                  10,104                                    10218.67
 7/31/2003                   9,997                                    10163.05
 8/31/2003                   9,971                                    10169.88
 9/30/2003                  10,037                                    10262.24
10/31/2003                   9,970                                    10224.12
11/30/2003                   9,975                                    10218.67
12/31/2003                   9,990                                    10277.97

PERFORMANCE**                                           CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One year                                                  -0.23%    -0.98%    -0.74%
Life of Fund+                                              0.54     -0.22     -0.06

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One year                                                  -2.47%    -3.86%    -1.70%
Life of Fund+                                             -1.27     -2.14     -0.06

    +   Inception Dates - Class A: 9/30/02; Class B: 9/30/02; Class C: 9/30/02

* Sources: Thomson Financial; Lipper Inc. Investment operations commenced 9/30/02. The chart uses closest month-end after inception.

    The chart compares the Fund's total return with that of the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index of short-term, U.S. Treasury securities. Returns are calculated by determining the percentage change in net asset value (NAV), with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5%
    - 2nd year; 2.0% -3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects a 1% CDSC.

    Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. The performance graph and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

EATON VANCE LOW DURATION FUND  AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investment in Investment Portfolio, at value
   (identified cost, $72,193,216)                                   $    72,056,170
Investment in Government Obligations Portfolio, at value
   (identified cost, $65,895,194)                                        64,965,802
Receivable for Fund shares sold                                             235,936
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                        $   137,257,908
-----------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                    $       670,035
Dividends payable                                                           194,622
Payable to affiliate for distribution and service fees                       10,316
Payable to affiliate for Trustees' fees                                         897
Accrued expenses                                                             47,965
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $       923,835
-----------------------------------------------------------------------------------
NET ASSETS                                                          $   136,334,073
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                     $   142,494,351
Accumulated net realized gain from Portfolios
   (computed on the basis of identified cost)                            (5,102,012)
Accumulated net investment income                                             8,172
Net unrealized depreciation from Portfolios
   (computed on the basis of identified cost)                            (1,066,438)
-----------------------------------------------------------------------------------
TOTAL                                                               $   136,334,073
-----------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                          $    63,709,009
SHARES OUTSTANDING                                                        6,641,622
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                     $          9.59
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of $9.59)                                  $          9.81
-----------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                          $    17,547,042
SHARES OUTSTANDING                                                        1,830,153
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest
     outstanding)                                                   $          9.59
-----------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                          $    55,078,022
SHARES OUTSTANDING                                                        5,742,574
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest
     outstanding)                                                   $          9.59
-----------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

Interest allocated from Portfolios                                  $     2,916,298
Security lending income allocated from Portfolios193,839
Expenses allocated from Portfolios                                         (911,883)
-----------------------------------------------------------------------------------
Net investment income from Portfolios                               $     2,198,254
-----------------------------------------------------------------------------------


EXPENSES

Advisory and Administration fee                                     $       210,568
Trustees' fees and expenses                                                   1,760
Distribution and service fees
   Class A                                                                  168,516
   Class B                                                                  193,065
   Class C                                                                  457,198
Transfer and dividend disbursing agent fees                                 100,005
Registration fees                                                            83,678
Legal and accounting services                                                27,470
Custodian fee                                                                26,354
Printing and postage                                                         10,631
Miscellaneous                                                                 1,431
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $     1,280,676
-----------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Administrator                      $        25,800
-----------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                            $        25,800
-----------------------------------------------------------------------------------

NET EXPENSES                                                        $     1,254,876
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $       943,378
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIOS

Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $      (229,911)
   Financial futures contracts                                             (468,570)
-----------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $      (698,481)
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $    (1,448,475)
   Financial futures contracts                                              176,291
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $    (1,272,184)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    $    (1,970,665)
-----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $    (1,027,287)
-----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                               YEAR ENDED             PERIOD ENDED
IN NET ASSETS                                                     DECEMBER 31, 2003      DECEMBER 31, 2002(1)
----------------------------------------------------------------------------------------------------------

From operations --
   Net investment income                                            $       943,378        $       117,630
   Net realized gain (loss)                                                (698,481)                29,637
   Net change in unrealized
      appreciation (depreciation)                                        (1,272,184)               205,746
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  $    (1,027,287)       $       353,013
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                       $    (2,576,212)       $       (98,844)
      Class B                                                              (594,040)               (45,318)
      Class C                                                            (1,733,870)               (70,001)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $    (4,904,122)       $      (214,163)
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $   108,397,413        $    28,540,099
      Class B                                                            21,510,475             11,001,776
      Class C                                                            69,606,722             18,897,338
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                             1,611,573                 63,570
      Class B                                                               384,597                 34,748
      Class C                                                             1,031,021                 47,096
   Cost of shares redeemed
      Class A                                                           (70,522,597)            (1,648,538)
      Class B                                                           (14,266,314)              (332,467)
      Class C                                                           (31,632,195)              (597,685)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                          $    86,120,695        $    56,005,937
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $    80,189,286        $    56,144,787
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $    56,144,787        $            --
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $   136,334,073        $    56,144,787
----------------------------------------------------------------------------------------------------------

ACCUMULATED INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                      $         8,172        $            --
----------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                CLASS A
                                                                    ----------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------
                                                                       2003(1)            2002(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                $         9.990    $        10.000
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $         0.098    $         0.056
Net realized and unrealized gain (loss)                                      (0.120)             0.035
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (0.022)   $         0.091
------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                          $        (0.378)   $        (0.101)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 $        (0.378)   $        (0.101)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                      $         9.590    $         9.990
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                               (0.23)%             0.91%
------------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                             $        63,709    $        27,033
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                             1.21%              1.16%(5)
   Net investment income                                                       1.00%              2.18%(5)
Portfolio Turnover of the Investment Portfolio                                   43%                 0%
Portfolio Turnover of the Government Obligations Portfolio                       67%                41%
------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator and in 2002, an allocation of expenses to the Investment
   Adviser for the Investment Portfolio. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                 1.23%              2.20%(5)
   Net investment income                                                       0.98%              1.14%(5)
Net investment income per share                                     $         0.096    $         0.030
------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, September 30, 2002, to December 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolios' allocated expenses.
(5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                CLASS B
                                                                    ----------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------
                                                                       2003(1)            2002(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                $         9.990    $        10.000
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $         0.024    $         0.039
Net realized and unrealized gain (loss)                                      (0.121)             0.033
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (0.097)   $         0.072
------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                          $        (0.303)   $        (0.082)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 $        (0.303)   $        (0.082)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                      $         9.590    $         9.990
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                               (0.98)%             0.72%
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                             $        17,547    $        10,725
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                             1.96%              1.91%(5)
   Net investment income                                                       0.25%              1.49%(5)
Portfolio Turnover of the Investment Portfolio                                   43%                 0%
Portfolio Turnover of the Government Obligations Portfolio                       67%                41%
------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator and in 2002, an allocation of expenses to the Investment Adviser for the Investment
   Portfolio. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                 1.98%              2.95%(5)
   Net investment income                                                       0.23%              0.45%(5)
Net investment income per share                                     $         0.023    $         0.013
------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, September 30, 2002, to December 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolios' allocated expenses.
(5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                CLASS C
                                                                    ----------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------
                                                                       2003(1)            2002(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                $         9.980    $        10.000
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $         0.040    $         0.041
Net realized and unrealized gain (loss)                                      (0.112)             0.025
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                 $        (0.072)   $         0.066
------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                          $        (0.318)   $        (0.086)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 $        (0.318)   $        (0.086)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                      $         9.590    $         9.980
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                               (0.74)%             0.66%
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                             $        55,078    $        18,387
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                             1.81%              1.76%(5)
   Net investment income                                                       0.41%              1.56%(5)
Portfolio Turnover of the Investment Portfolio                                   43%                 0%
Portfolio Turnover of the Government Obligations Portfolio                       67%                41%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator and in 2002, an allocation of expenses to the Investment Adviser for the Investment
   Portfolio. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                 1.83%              2.80%(5)
   Net investment income                                                       0.39%              0.52%(5)
Net investment income per share                                     $         0.038    $         0.015
------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, September 30, 2002, to December 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolios' allocated expenses.
(5) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND  AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). After the longer of four years or the time when the CDSC applicable to Class B shares expires, Class B shares will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in two Portfolios, Investment Portfolio and Government Obligations Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the two Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Investment Portfolio and the Government Obligations Portfolio, (99.9% and 4.3%, respectively, at December 31, 2003). A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- The valuation policy of each Portfolio is as follows: Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations and money market securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $4,217,827 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryovers will expire on December 31, 2010 ($5,478) and December 31, 2011 ($4,212,349). At December 31, 2003, net
   capital losses of $976,332 attributable to security transactions incurred after October 31, 2003 are treated as arising on the first day of the Fund's taxable year ending December 31, 2004. At December 31, 2003, the Fund had $8,172 in undistributed ordinary income on a tax basis.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain general indemnification clauses. The Fund's maximum exposure under the arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities and premium amortization by the Portfolios. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------
   CLASS A                                                                 2003               2002(1)
   ---------------------------------------------------------------------------------------------------
   Sales                                                                 10,992,365          2,864,993
   Issued to shareholders electing to receive
     payments of distributions in Fund shares                               165,077              6,369
   Redemptions                                                           (7,221,795)          (165,387)
   ---------------------------------------------------------------------------------------------------
   NET INCREASE                                                           3,935,647          2,705,975
   ---------------------------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------
   CLASS B                                                                 2003              2002(1)
   ---------------------------------------------------------------------------------------------------
   Sales                                                                  2,179,780          1,103,860
   Issued to shareholders electing to receive
     payments of distributions in Fund shares                                39,350              3,482
   Redemptions                                                           (1,462,954)           (33,365)
   ---------------------------------------------------------------------------------------------------
   NET INCREASE                                                             756,176          1,073,977
   ---------------------------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------
   CLASS C                                                                 2003              2002(1)
   ---------------------------------------------------------------------------------------------------
   Sales                                                                  7,044,115          1,896,911
   Issued to shareholders electing to receive
     payments of distributions in Fund shares                               105,670              4,724
   Redemptions                                                           (3,248,823)           (60,023)
   ---------------------------------------------------------------------------------------------------
   Net increase                                                           3,900,962          1,841,612
   ---------------------------------------------------------------------------------------------------

   (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios), and administering the business affairs of the Fund. Under the investment advisory and administrative agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended December 31, 2003, the advisory and administration fee amounted to $210,568. To enhance the net investment income of the Fund, EVM was allocated $25,800 of the Fund's operating expenses for the year ended December 31, 2003. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2003, EVM earned $6,572 in sub-transfer agent fees. Certain officers and Trustees of the Fund and Portfolios are officers of the above organizations. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that EVD, a subsidiary of EVM, received $22,058 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2003.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% and 0.60% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $144,799 and $322,728 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2003, representing 0.75% and 0.60% of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $765,000, and $3,925,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended December 31, 2003 amounted to $168,516, $48,266 and $134,470 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $79,000 and $96,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Investment Portfolio for the year ended December 31, 2003 aggregated $244,906,169 and $198,315,283, respectively. Increases and decreases in the Fund's investment in the

   Government Obligations Portfolio for the year ended December 31, 2003 aggregated $79,627,299 and $45,050,296, respectively.

8  INVESTMENT IN PORTFOLIOS

   For the year ended December 31, 2003, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                                                                          GOVERNMENT
                                                                       INVESTMENT         OBLIGATIONS
                                                                       PORTFOLIO           PORTFOLIO           TOTAL
   ----------------------------------------------------------------------------------------------------------------------
   Interest income                                                  $     1,100,499    $     1,815,799    $     2,916,298
   Security lending income                                                       --            193,839            193,839
   Expenses                                                                (429,607)          (482,276)          (911,883)
   ----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                            $       670,892    $     1,527,362    $     2,198,254
   ----------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) --
     Investment transactions
      (identified cost basis)                                       $       (26,438)   $      (203,473)   $      (229,911)
   Financial futures contracts                                                   --           (468,570)          (468,570)
   ----------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS)
     ON INVESTMENTS                                                 $       (26,438)   $      (672,043)   $      (698,481)
   ----------------------------------------------------------------------------------------------------------------------
   Change in unrealized
     appreciation (depreciation) --
      Investments                                                   $      (137,085)   $    (1,311,390)   $    (1,448,475)
      Financial futures contracts                                                --            176,291            176,291
   ----------------------------------------------------------------------------------------------------------------------
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)                                    $      (137,085)   $    (1,135,099)   $    (1,272,184)
   ----------------------------------------------------------------------------------------------------------------------

EATON VANCE LOW DURATION FUND  AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE LOW DURATION FUND

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Low Duration Fund, a series of Eaton Vance Mutual Funds Trust (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003
PORTFOLIO OF INVESTMENTS

                                                       PRINCIPAL
                                                       AMOUNT
SECURITY                                               (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 12.8%
FHLMC, 8.00%, 1/17/09                                  $         1,743   $   1,841,033
FHLMC, 8.00%, 6/17/25                                            5,519       5,900,951
FHLMC, 9.25%, 2/1/17                                               999       1,088,601
GNMA, 11.00%, 3/15/16                                              332         389,636
--------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST, $9,357,445)                                         $   9,220,221
--------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 27.7%

U.S. Treasury Bill, 1.015%, 2/5/04                     $        20,000   $  19,980,264
--------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $19,980,264)                                        $  19,980,264
--------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 59.1%

Brahms Funding Corp., 1.17%, 1/12/04                   $         3,500   $   3,498,749
Five Finance Corp., 1.10%, 1/22/04                               3,000       2,998,075
Holland Ltd., 1.15%, 1/5/04                                      3,500       3,499,553
Jefferson Smurfit, 1.12%, 1/13/04                                3,500       3,498,693
Maxmillian Capital, 1.13%, 1/21/04                               3,500       3,497,803
Paradigm Funding LLC, 1.09%, 1/12/04                             3,500       3,498,834
Polonius, Inc., 1.09%, 1/16/04                                   3,500       3,498,410
Prudential PLC, 1.07%, 1/30/04                                   1,500       1,498,707
San Jose, CA, International Airport, 1.12%, 1/9/04               3,200       3,199,204
Southern Co., 1.09%, 1/5/04                                      3,500       3,499,576
Starbird, 1.10%, 1/15/04                                         3,500       3,498,503
Tasman Funding, Inc., 1.10%, 1/14/04                             3,500       3,498,610
Victory Receivables, 1.10%, 1/7/04                               3,500       3,499,358
--------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $42,684,075)                                      $  42,684,075
--------------------------------------------------------------------------------------

                                                                         VALUE
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
   (IDENTIFIED COST $72,021,784)                                         $  71,884,560
--------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 0.4%                                   $     272,590
--------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                     $  72,157,150
--------------------------------------------------------------------------------------

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)
GNMA - Government National Mortgage Association (Ginnie Mae)

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value
   (identified cost, $72,021,784)                                         $  71,884,560
Cash                                                                            163,591
Receivable for investments sold                                                  56,364
Interest receivable                                                              67,290
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $  72,171,805
---------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                   $       1,894
Accrued expenses                                                                 12,761
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $      14,655
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                 $  72,157,150
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                   $  72,294,374
Net unrealized depreciation (computed on the basis of identified cost)         (137,224)
---------------------------------------------------------------------------------------
TOTAL                                                                     $  72,157,150
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Interest                                                                  $   1,102,022
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   $   1,102,022
---------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                    $     363,794
Trustees' fees and expenses                                                       4,388
Custodian fee                                                                    46,016
Legal and accounting services                                                    15,489
Miscellaneous                                                                       503
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $     430,190
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     $     671,832
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $     (26,460)
---------------------------------------------------------------------------------------
NET REALIZED LOSS                                                         $     (26,460)
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $    (137,263)
---------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $    (137,263)
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                          $    (163,723)
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $     508,109
---------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                YEAR ENDED           PERIOD ENDED
                                                DECEMBER 31, 2003    DECEMBER 31, 2002(1)
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                        $         671,832    $             24,185
   Net realized loss                                      (26,460)                   (250)
   Net change in unrealized
      appreciation (depreciation)                        (137,263)                     39
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $         508,109    $             23,974
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $     244,906,169    $         63,031,410
   Withdrawals                                       (198,315,283)            (38,097,239)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                         $      46,590,886    $         24,934,171
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      $      47,098,995    $         24,958,145
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                            $      25,058,155    $            100,010
-----------------------------------------------------------------------------------------
AT END OF YEAR                                  $      72,157,150    $         25,058,155
-----------------------------------------------------------------------------------------

(1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------
                                                                          2003        2002(1)
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
   Net expenses                                                              0.59%        0.50%(2)
   Net investment income                                                     0.92%        0.84%(2)
Portfolio Turnover                                                             43%           0%
----------------------------------------------------------------------------------------------
TOTAL RETURN                                                                 0.74%        0.23%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                                $   72,157   $   25,058
----------------------------------------------------------------------------------------------
+  The operating expenses of the Portolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                               1.07%(2)
   Net investment income                                                                  0.27%(2)

(1) For the period from the start of business, September 30, 2002, to December 31, 2002.
(2)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002 and remained inactive until September 30, 2002 except for matters related to its organization and sale of initial interests of $100,010. The Portfolio seeks total return by investing in a broad range of fixed income securities, including mortgage-backed securities U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Low Duration Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interest holders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided however, that to the extent assets are available in the Portfolio, the Portfolio may under certain circumstances indemnify interest holders from and against any claim or liability to which such holder may become subject by reason of being or having been an interest holder in this Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, $303 in credit balances were used to reduce the Portfolio's custodian fee.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the year ended December 31, 2003, the fee was equivalent to 0.50% of the Portfolio's average net assets for such period and amounted to $363,794. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage backed securities, aggregated $14,879,555 and $5,077,772, respectively.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $  72,021,784
   -------------------------------------------------------
   Gross unrealized appreciation             $          --
   Gross unrealized depreciation                  (137,224)
   -------------------------------------------------------
   NET UNREALIZED DEPRECIATION               $    (137,224)
   -------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2003, there were no outstanding obligations under these financial instruments.

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INVESTMENT PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets, and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE LOW DURATION FUND

MANAGEMENT AND ORGANIZATION


FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Cash Management Portfolio (CMP), Government Obligations Portfolio (GOP), Investment Portfolio (IP) and Investment Grade Income Portfolio (IGIP), are responsible for the overall management and supervision of the Trust's and Portfolios'affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)         TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE         OFFICE AND                                     IN FUND COMPLEX
   NAME AND              TRUST AND          LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY                 OTHER
 DATE OF BIRTH         THE PORTFOLIOS       SERVICE          DURING PAST FIVE YEARS          TRUSTEE(1)           DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
Jessica M. Bibliowicz     Trustee        Trustee of the     Chairman, President and            193                   Director of
11/28/59                               Trust, CMP and GOP   Chief Executive Officer                                    National
                                       since 1998; of IGIP  of National Financial                                 Financial Partners
                                       since 2000; of IP    Partners (financial
                                           since 2002       services company) (since
                                                            April 1999). President
                                                            and Chief Operating
                                                            Officer of John A. Levin
                                                            & Co. (registered
                                                            investment adviser)
                                                            (July 1997 to April
                                                            1999) and a Director of
                                                            Baker, Fentress &
                                                            Company, which owns John
                                                            A. Levin & Co. (July
                                                            1997 to April 1999).
                                                            Ms. Bibliowicz is an
                                                            interested person
                                                            because of her
                                                            affiliation with a
                                                            brokerage firm.

James B. Hawkes           Trustee        Trustee of the     Chairman, President and            195                 Director of EVC
11/9/41                                 Trust since 1991;   Chief Executive Officer
                                       of GOP since 1992;   of BMR, EVC, EVM and EV;
                                       of CMP since 1993;   Director of EV; Vice
                                       of IGIP since 2000;  President and Director
                                        of IP since 2002    of EVD. Trustee and/or
                                                            officer of 195
                                                            registered investment
                                                            companies in the Eaton
                                                            Vance Fund Complex. Mr.
                                                            Hawkes is an interested
                                                            person because of his
                                                            positions with BMR, EVM,
                                                            EVC and EV, which are
                                                            affiliates of the Fund
                                                            and Portfolios.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Trustee        Trustee of the     Jacob H. Schiff                    195                    Director of
2/23/35                                Trust  since 1986;   Professor of Investment                                  Tiffany & Co.
                                       of CMP and GOP since Banking Emeritus,                                         (specialty
                                       1993; of IGIP since  Harvard University                                       retailer) and
                                          2000; of IP       Graduate School of                                        Telect, Inc.
                                           since 2002       Business Administration.                              (telecommunication
                                                                                                                   services company)

William H. Park           Trustee          Since 2003       President and Chief                192                      None
9/19/47                                                     Executive Officer, Prizm
                                                            Capital Management, LLC
                                                            (investment management
                                                            firm) (since 2002).
                                                            Executive Vice President
                                                            and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) (1982-2001).

Ronald A. Pearlman        Trustee          Since 2003       Professor of Law,                  192                      None
7/10/40                                                     Georgetown University
                                                            Law Center (since 1999).
                                                            Tax Partner, Covington &
                                                            Burling, Washington, DC
                                                            (1991-2000).

                         POSITION(S)        TERM OF                                     NUMBER OF PORTFOLIOS
                          WITH THE         OFFICE AND                                     IN FUND COMPLEX
   NAME AND              TRUST AND          LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY                 OTHER
 DATE OF BIRTH         THE PORTFOLIOS       SERVICE          DURING PAST FIVE YEARS          TRUSTEE(1)           DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer          Trustee        Trustee of the     President, Chief                   195                      None
9/21/35                                 Trust since 1986;   Executive Officer and a
                                          of CMP and GOP    Director of Asset
                                       since 1993; of IGIP  Management Finance Corp.
                                       since 2000; of IP    (a specialty finance
                                           since  2002      company serving the
                                                            investment management
                                                            industry) (since October
                                                            2003). President,
                                                            Unicorn Corporation (an
                                                            investment and financial
                                                            advisory services
                                                            company) (since
                                                            September 2000).
                                                            Formerly, Chairman,
                                                            Hellman, Jordan
                                                            Management Co., Inc. (an
                                                            investment management
                                                            company) (2000-2003).
                                                            Formerly, Advisory
                                                            Director of Berkshire
                                                            Capital Corporation
                                                            (investment banking
                                                            firm) (2002-2003).
                                                            Formerly, Chairman of
                                                            the Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual funds)
                                                            (1980-2000).

Lynn A. Stout             Trustee       TrusteeTrustee of   Professor of Law,                  195                      None
9/14/57                                the Trust, CMP and   University of California
                                       GOP since 1998; of   at Los Angeles School of
                                        IGIP since  2000;   Law (since July 2001).
                                        of IP since 2002    Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)                    TERM OF
                               WITH THE                    OFFICE AND
  NAME AND                    TRUST AND                     LENGTH OF                          PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                 PORTFOLIOS                     SERVICE                            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President of the Trust              Since 2002           Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                                         Chief Investment Officer of EVM and BMR and Director
                                                                                of EVC. Chief Executive Officer of Belair Capital
                                                                                Fund LLC, Belcrest Capital Fund LLC, Belmar Capital
                                                                                Fund LLC, Belport Capital Fund LLC and Belrose
                                                                                Capital Fund LLC (private investment companies
                                                                                sponsored by EVM). Officer of 54 registered
                                                                                investment companies managed by EVM or BMR.

William H. Ahern, Jr.      Vice President of               Since 1995           Vice President of EVM and BMR. Officer of 35
7/28/59                       the Trust                                         registered investment companies managed by EVM or
                                                                                BMR.

Thomas J. Fetter          Vice President of                Since 1997           Vice President of EVM and BMR. Trustee and President
8/20/43                       the Trust                                         of The Massachusetts Health & Education Tax-Exempt
                                                                                Trust. Officer of 127 registered investment
                                                                                companies managed by EVM or BMR.

Christine Johnston        Vice Presideent of IP            Since 2003           Vice President of EVM and BMR. Officer of 1
11/9/72                                                                         registered investment company managed by EVM or BMR.

Elizabeth S. Kenyon       President of CMP                Since 2002(2)         Vice President of EVM and BMR. Officer of 2
9/8/59                        and IGIP                                          registered investment companies managed by EVM or
                                                                                BMR.

Thomas H. Luster        Vice President of CMP              Since 2002           Vice President of EVM and BMR. Officer of 14
4/8/62                      and IGIP                                            registered investment companies managed by EVM or
                                                                                BMR.

Michael R. Mach           Vice President of                Since 1999           Vice President of EVM and BMR since December 1999.
7/15/47                       the Trust                                         Previously, Managing Director and Senior Analyst for
                                                                                Robertson Stephens (1998-1999). Officer of 26
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Robert B. MacIntosh      Vice President of                 Since 1998           Vice President of EVM and BMR. Officer of 127
1/22/57                      the Trust                                          registered investment companies managed by EVM
                                                                                or BMR.

                              POSITION(S)                    TERM OF
                               WITH THE                    OFFICE AND
  NAME AND                    TRUST AND                     LENGTH OF                          PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                 PORTFOLIOS                     SERVICE                            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Duncan W. Richardson        Vice President                Since 2001            Senior Vice President and Chief Equity Investment
10/26/57                       the Trust                                        Officer of EVM and BMR. Officer of 42 registered
                                                                                investment companies managed by EVM or BMR.

Walter A. Row, III        Vice President of               Since 2001            Director of Equity Research and a Vice President of
7/20/57                       the Trust                                         EVM and BMR. Officer of 22 registered investment
                                                                                companies managed by EVM or BMR.

Judith A. Saryan          Vice President of               Since 2003            Vice President of EVM and BMR. Previously, Portfolio
8/21/54                       the Trust                                         Manager and Equity Analyst for State Street Global
                                                                                Advisors (1980-1999). Officer of 25 registered
                                                                                investment companies managed by EVM or BMR.

Susan Schiff             Vice President of the    Vice President of the Trust   Vice President of EVM and BMR. Officer of 26
3/13/61                    Trust, GOP and IP       and IP since 2002; of GOP    registered investment companies managed by EVM or
                                                         since 1993             BMR.

Mark Venezia               President of GOP             Since 2002(2)           Vice President of EVM and BMR. Officer of 3
5/23/49                        and IP                                           registered investment companies managed by EVM or
                                                                                BMR.

Alan R. Dynner               Secretary            Secretary of the Trust, CMP   Vice President, Secretary and Chief Legal Officer of
10/10/40                                          and GOP since 1997; of IGIP   BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                  since 2000; of IP since 2002  investment companies managed by EVM or BMR.

Kristin S. Anagnost        Treasurer of CMP              Since 2002(2)           Assistant Vice President of EVM and BMR. Officer of
6/12/65                                                                          109 registered investment companies managed by EVM
                                                                                 or BMR.

William J. Austin, Jr.    Treasurer of IGIP              Since 2002(2)          Vice President of EVM and BMR. Officer of 58
12/27/51                                                                        registered investment companies managed by EVM or

Barbara E. Campbell       Treasurer of GOP
6/19/57                       and IP                     Since 2002(2)          Vice President of EVM and BMR. Officer of 195
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

James L. O'Connor       Treasurer of the Trust            Since 1989            Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                                          registered investment companies managed by EVM or
                                                                                BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Kenyon served as Vice President of CMP and IGIP since 2001, Mr. Venezia served as Vice President of GOP since 1993, Ms. Anagnost served as Assistant Treasurer of CMP since 1998, Mr. Austin served as Assistant Treasurer of IGIP since 2000 and Ms. Campbell served as Assistant Treasurer of GOP since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                             Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.o. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                                 125 High Street
                                Boston, MA 02110

                         EATON VANCE MUTUAL FUNDS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1560-2/04                                                                  LDSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                          2003                           2002
----------------------------------------------------------------------------------------
Audit Fees                                      $  12,700                      $   5,000

Audit-Related Fees(1)                                   0                              0

Tax Fees(2)                                        10,540                          7,435

All Other Fees(3)                                       0                              0
                                                ----------------------------------------

Total                                           $  23,240                      $  12,435
                                                ----------------------------------------

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $7,435 and $10,540, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $0 and $0, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE LOW DURATION FUND)


By:      /s/ Thomas E. Faust Jr.
         --------------------------------
         Thomas E. Faust Jr.
         President


Date:    February 11, 2004
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
         ---------------------------
         James L. O'Connor
         Treasurer


Date:    February 11, 2004
         -----------------


By:      /s/ Thomas E. Faust Jr.
         ---------------------------
         Thomas E. Faust Jr.
         President


Date:    February 11, 2004
         -----------------